UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/08/04


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $185,184


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6185   120185 SH       DEFINED                116575        0     3610
American Intl Group Inc        COM              026874107     9314   136984 SH       DEFINED                133323        0     3661
Amgen Inc                      COM              031162100     3066    53975 SH       DEFINED                 52800        0     1175
Authentidate Holding Corp      COM              052666104       61    10000 SH       SOLE                    10000        0        0
Automatic Data Processing Inc  COM              053015103     6952   168236 SH       DEFINED                163146        0     5090
Avery Dennison Corp            COM              053611109     7134   108449 SH       DEFINED                104959        0     3490
BP P.L.C. Spons ADR            COM              055622104     1290    22424 SH       SOLE                    22424        0        0
Bristol-Myers Squibb Co        COM              110122108      346    14625 SH       DEFINED                 14225        0      400
Capital One Finl Corp          COM              14040H105     4519    61155 SH       DEFINED                 59535        0     1620
Carnival Corp                  COM              143658300     8709   184160 SH       DEFINED                179380        0     4780
Chevron Texaco Corp            COM              166764100      544    10144 SH       DEFINED                  8998        0     1146
Citigroup Inc                  COM              172967101      241     5454 SH       SOLE                     5454        0        0
Devon Energy Corp              COM              25179M103     4608    64898 SH       DEFINED                 62530        0     2368
EMC Corporation                COM              268648102     2309   200055 SH       DEFINED                192505        0     7550
Exxon Mobil Corp               COM              30231G102     1776    36755 SH       DEFINED                 36369        0      386
Fannie Mae                     COM              313586109     5836    92054 SH       DEFINED                 89144        0     2910
First Data Corp                COM              319963104      629    14450 SH       DEFINED                 14158        0      292
Gannett Company Inc            COM              364730101      875    10450 SH       SOLE                    10450        0        0
General Electric Co            COM              369604103     8643   257371 SH       DEFINED                254791        0     2580
Gillette Company               COM              375766102      964    23100 SH       DEFINED                 22000        0     1100
Hewlett-Packard Co             COM              428236103     4301   229385 SH       DEFINED                221430        0     7955
Intl Business Machines         COM              459200101     6482    75606 SH       DEFINED                 73281        0     2325
JPMorgan Chase & Co            COM              46625H100     6204   156143 SH       DEFINED                150548        0     5595
Johnson & Johnson              COM              478160104     5650   100295 SH       DEFINED                 97610        0     2685
Marsh & McLennan Cos Inc       COM              571748102     1069    23364 SH       SOLE                    23364        0        0
Marriott Intl. Inc. CL A       COM              571903202      208     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     3084    59429 SH       DEFINED                 57739        0     1690
Merck & Co Inc.                COM              589331107     3960   119997 SH       DEFINED                117522        0     2475
Microsoft Corp                 COM              594918104     5537   200265 SH       DEFINED                196680        0     3585
Motorola Inc                   COM              620076109     5269   292070 SH       DEFINED                283470        0     8600
Nordstrom Inc                  COM              655664100     8685   227115 SH       DEFINED                220985        0     6130
Omnicom Group                  COM              681919106     7530   103065 SH       DEFINED                100505        0     2560
Pall Corp                      COM              696429307     4877   199204 SH       DEFINED                192964        0     6240
Pepsico Inc                    COM              713448108     7001   143915 SH       DEFINED                140030        0     3885
Pfizer Inc                     COM              717081103     4784   156339 SH       DEFINED                152634        0     3705
Pitney-Bowes, Inc              COM              724479100      908    20600 SH       DEFINED                 19800        0      800
Procter & Gamble Company       COM              742718109     2790    51550 SH       DEFINED                 50350        0     1200
Qualcomm Inc.                  COM              747525103      643    16460 SH       SOLE                    16460        0        0
Radioshack Corp.               COM              750438103      206     7200 SH       SOLE                     7200        0        0
Raytheon Co New                COM              755111507      217     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      610    11816 SH       DEFINED                 11666        0      150
Sara Lee Corp                  COM              803111103      656    28712 SH       SOLE                    28712        0        0
Schlumberger Limited           COM              806857108     6061    90040 SH       DEFINED                 86950        0     3090
Swift Energy Co                COM              870738101     4101   171167 SH       DEFINED                163692        0     7475
Teva Pharmaceutical Inds ADR   COM              881624209     2019    77810 SH       DEFINED                 74840        0     2970
Time Warner Inc                COM              887317105      689    42670 SH       DEFINED                 41420        0     1250
Vodafone Group Sponsored ADR   COM              92857W100     3210   133120 SH       DEFINED                130055        0     3065
Wal Mart Stores Inc            COM              931142103     6867   129085 SH       DEFINED                127130        0     1955
Walgreen Co.                   COM              931422109     6395   178469 SH       DEFINED                175369        0     3100
Wells Fargo & Co               COM              949746101      247     4143 SH       DEFINED                  4070        0       73
Wyeth Corp                     COM              983024100      579    15488 SH       SOLE                    15488        0        0
Zimmer Holdings Inc            COM              98956P102      344     4355 SH       DEFINED                  4265        0       90